Shareholders' Equity (Schedule of stock options granted) (Details) - Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Number of options
Outstanding at beginning of year		3,896,722
Granted		1,494,538
Exercised		(138,564)
Forfeited or expired	[1]	(113,445)
Outstanding at end of the period		5,139,251
Options exercisable at end of the period		2,824,381
Vested and expected to vest		4,626,291
Weighted average exercise price
Outstanding at beginning of year		$ 2.57
Granted		2.61
Exercised		2.08
Forfeited or expired	[1]	2.65
Outstanding at end of the period		2.59
Options exercisable at end of the period		2.64
Vested and expected to vest		$ 2.6
Weighted average remaining contractual term (in years)
Outstanding at end of the period		4 years 2 months 1 day	3 years 9 months 29 days
Options exercisable at end of the period		3 years 4 months 28 days
Vested and expected to vest		4 years 10 days
Aggregate intrinsic value
Outstanding at beginning of year		$ 117
Outstanding at end of the period		934
Options exercisable at end of the period		569
Vested and expected to vest		$ 863

[1]	During the six months ended June 30, 2026, 37,975 of the Company’s stock options expired.